Property, Plant and Equipment, net - Schedule of Long Lived Assets (Detail) - USD ($) $ in Thousands	Dec. 25, 2020	Mar. 27, 2020	Mar. 29, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 215,710	$ 333,646	$ 348,623
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	35,894	152,536	151,221
Philippines
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	136,284	106,618	109,485
Thailand
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	34,226	62,380	72,468
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 9,306	$ 12,112	$ 15,449